Cover	Dec. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2022
Entity File Number	333-216054
Entity Registrant Name	AVRA MEDICAL ROBOTICS, INC.
Entity Central Index Key	0001676163
Entity Tax Identification Number	47-3478854
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	3259 Progress Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	407
Local Phone Number	956-2250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false